Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2024
Derivative financial instruments.
Schedule of derivative financial instruments

	31 December 2024		30 June 2024		31 December 2023
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	—	—	—	2,211	—
Forward foreign exchange contracts	—	(7,737)	—	(7,514)	321	(2,072)
At fair value through profit or loss:
Embedded foreign exchange derivatives	611	—	2,297	—	107	(1)
	611	(7,737)	2,297	(7,514)	2,639	(2,073)
Less non-current portion:
Used for hedging:
Forward foreign exchange contracts	—	(3,179)	—	(4,911)	159	(1,482)
At fair value through profit or loss:
Embedded foreign exchange derivatives	364	—	380	—	41	—
Non-current derivative financial instruments	364	(3,179)	380	(4,911)	200	(1,482)
Current derivative financial instruments	247	(4,558)	1,917	(2,603)	2,439	(591)